Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 98,260	¥ 25,228
Additions	374,594	121,327
Amortizations	(145,488)	(48,213)
Impairments	(99)	(82)
Ending balances (current and non-current)	327,267	98,260
Deferred costs, current	180,657	55,073	$ 26,275
Deferred costs, non-current	¥ 146,610	¥ 43,187	$ 21,324